RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Officer salaries and short-term benefits	$ 8,230	$ 6,405
Share based payment expense	4,478	3,173
Directors fees	512	553
Severance payments	0	1,461
Key management personnel compensation	13,220	11,592
Charted aircraft expense	$ 177	$ 7